Cover	Nov. 10, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	NEXTNAV INC.
Entity Central Index Key	0001865631
Entity File Number	001-40985
Entity Tax Identification Number	87-0854654
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11911 Freedom Drive
Entity Address, Address Line Two	Ste. 200
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
City Area Code	800
Local Phone Number	775-0982
Entity Address, Postal Zip Code	20190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false